Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Contractual commitments for purchase of new intangible assets	R$ 984	R$ 262	R$ 281